Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of U.S. Dollar Exchange Rates

The following table presents data regarding U.S. dollar exchange rates with respect to the New Israeli Shekel (“NIS”):

	December 31,
	2025	2024	2023

1 U.S. $ =	NIS 3.190	NIS 3.647	NIS 3.627
(Decrease) increase during the year	(12.53)%	0.55%	3.07%

Schedule of Annual Depreciation Rates

Property and equipment are stated at historical cost less depreciation. Assets are depreciated using the straight-line method over the estimated useful lives of the assets. The annual depreciation rates are as follows:

%
Computers	33.33
Office furniture and equipment	7
Leasehold improvements	16.67
Laboratory equipment	15-30

Schedule of Computing Earnings (Loss) Per Share and the Effect on Income (Loss)	The following data show the amounts used in computing earnings (loss) per share and the effect on income (loss):
(in thousands except share and per share data)	Year ended December 31,
	2025	2024	2023
Basic earnings (loss) per share:
Income (loss) from continuing operations	$1,235,528	$(15,014)	$(29,068)

Number of common shares at the beginning of the year	23,650,989	18,598,555	18,421,852
Weighted average number of shares issued	21,747,948	1,528,695	110,249
Weighted average number of stock options exercised	-	-	-
Weighted average number of restricted stock units vested	297,271	72,826	42,383
Weighted average number of warrants exercised	-	313,916	-
Number of shares used in per share computation	45,696,208	20,513,992	18,574,484

Basic earnings (loss) per share	$27.04	$(0.73)	$(1.56)

Effect of dilutive securities:

Number of shares used in basic per share computation	45,696,208	20,513,992	18,574,484
Weighted average number of stock options	-	-	-
Weighted average number of restricted stock units	913,540	-	-
Weighted average number of warrants	1,889,143	-	-
Number of shares used in per share computation	48,498,891	20,513,992	18,574,484

Diluted earnings (loss) per share	$25.48	$(0.73)	$(1.56)

Schedule of Estimated Impact Hypothetical Changes in the Market Price	The following table presents a sensitivity analysis that shows the estimated impact hypothetical changes in the market price of RAIN would have had on the Company’s results of operations as of December 31, 2025:
Hypothetical Price Change	Impact on Fair Value (in thousands)
+10%	$264,075
-10%	$(262,198)
+20%	$529,729
-20%	$(522,130)